June 2, 2016

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Tax Exempt Cash Management Funds

-Dreyfus Tax Exempt Cash Management

-Dreyfus California AMT-Free Municipal Cash Management

 1933 Act File No.: 2-89275
 1940 Act File No.: 811-03954
 CIK No.: 0000740123

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 62 to the Registration Statement, electronically filed with the Securities and Exchange Commission on May 27, 2016 for the above-referenced Funds.

Please address any comments or questions to my attention at 412-236-4172.

Sincerely,

/s/ Isaac Tamakloe
Isaac Tamakloe
Paralegal